NOTE 22: FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Note 19 Financial Instruments And Risk Management
Summary of assets and liabilities held in foreign currencies
	As at December 31,
	2019	2018

Canadian dollar net monetary liabilities	$2,434,448	$171,578
	$2,434,448	$171,578